Financial Instruments / Risk Management - Schedule of Sensitivity Changes in Exchange Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Impact on loss	SFr 49	SFr (193)	SFr 163
+5% ISK
Disclosure Of Financial Instruments [Line Items]
Impact on loss	7	(101)
Impact on equity	(16)	125
-5% ISK
Disclosure Of Financial Instruments [Line Items]
Impact on loss	(7)	101
Impact on equity	16	(125)
+5% EUR
Disclosure Of Financial Instruments [Line Items]
Impact on loss	(4)	(24)
Impact on equity	99	5
-5% EUR
Disclosure Of Financial Instruments [Line Items]
Impact on loss	4	24
Impact on equity	(99)	(5)
+5% USD
Disclosure Of Financial Instruments [Line Items]
Impact on loss	7	(66)
Impact on equity	138
-5% USD
Disclosure Of Financial Instruments [Line Items]
Impact on loss	(7)	66
Impact on equity	(138)
+5% HKD
Disclosure Of Financial Instruments [Line Items]
Impact on loss		(1)
Impact on equity	(6)	(174)
-5% HKD
Disclosure Of Financial Instruments [Line Items]
Impact on loss		1
Impact on equity	SFr 6	SFr 174